Share-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Options Granted (Details) - Black-Scholes Option Pricing Model	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected term (years)	2 years 2 months 12 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	1.50%	2.60%
Estimated volatility rate	43.70%	47.40%
Expected term (years)		2 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	2.00%	2.80%
Estimated volatility rate	45.80%	48.20%
Expected term (years)		2 years 6 months